Fair Value - Disclosures of Changes in Level 3 Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	€ 301,581
Ending balance	327,390	€ 301,581
Beginning balance	292,026
Ending balance	318,077	292,026
Level III [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	6	12
Disposal of a business	(6)
Total gains /losses in income statement		(6)
Ending balance		6
Level III [member] | Recurring fair value measurement [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	5,849	5,392
Total gains /losses in income statement	(174)	(141)
Total gains /losses in OCI	(37)	13
Purchases	857	1,044
Sales	(638)	(546)
Settlements	(45)	(19)
Net exchange difference	385	(157)
Transfers from levels I and II	354	265
Transfers to levels I and II	(114)	(3)
Ending balance	6,436	5,849
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(169)	(120)
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	6	12
Disposal of a business	(6)
Total gains /losses in income statement		(6)
Ending balance		6
Level III [member] | Recurring fair value measurement [member] | Real estate held for own use [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	64	73
Total gains /losses in income statement	(1)	(3)
Total gains /losses in OCI	(1)	(2)
Purchases		(1)
Sales	(1)
Net exchange difference	4	(2)
Ending balance	66	64
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(1)
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	530	191
Total gains /losses in income statement	9	(1)
Total gains /losses in OCI	(36)	15
Purchases	218	263
Sales	(126)	(124)
Settlements	(41)	(15)
Net exchange difference	44	(12)
Transfers from levels I and II	301	214
Transfers to levels I and II	(96)	(1)
Ending balance	803	530
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4	4
Ending balance	4	4
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	516	181
Total gains /losses in income statement	9	(1)
Total gains /losses in OCI	(27)	11
Purchases	218	263
Sales	(126)	(124)
Settlements	(41)	(15)
Net exchange difference	44	(12)
Transfers from levels I and II	301	214
Transfers to levels I and II	(96)	(1)
Ending balance	799	516
Level III [member] | Recurring fair value measurement [member] | Fair value through other comprehensive income [member] | Money markets and other short-term investments [Member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	9	5
Total gains /losses in OCI	(9)	4
Ending balance		9
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	5,255	5,128
Total gains /losses in income statement	(183)	(136)
Purchases	638	782
Sales	(511)	(422)
Settlements	(5)	(4)
Net exchange difference	338	(142)
Transfers from levels I and II	53	51
Transfers to levels I and II	(18)	(2)
Ending balance	5,567	5,255
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(169)	(120)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	94	127
Total gains /losses in income statement	(3)	2
Purchases	16	12
Sales	(27)	(47)
Net exchange difference	6	(4)
Transfers from levels I and II	0	5
Transfers to levels I and II	0
Ending balance	86	94
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(5)	3
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	86	35
Total gains /losses in income statement	(19)	17
Purchases	18	38
Sales	(14)	(43)
Settlements	(5)	(4)
Net exchange difference	6	(2)
Transfers from levels I and II	53	46
Transfers to levels I and II	(18)
Ending balance	107	86
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(18)	(8)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Money markets and other short-term investments [Member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance		1
Transfers to levels I and II		(1)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	4,237	4,050
Total gains /losses in income statement	(175)	(65)
Purchases	505	652
Sales	(323)	(254)
Settlements		0
Net exchange difference	280	(144)
Reclassification	(68)
Ending balance	4,457	4,237
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	(206)	(70)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Loans [member]
Changes in fair value measurement assets and liabilities [Line Items]
Purchases	12
Sales	(1)
Net exchange difference	4
Reclassification	68
Ending balance	82
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivative [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	8	11
Total gains /losses in income statement	1	(3)
Sales	(1)	(1)
Ending balance	9	8
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	1	(3)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	55	59
Total gains /losses in income statement	1	2
Purchases	1	2
Sales	(2)	(6)
Net exchange difference	3	(1)
Ending balance	57	55
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments in real estate for policyholders [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	433	443
Total gains /losses in income statement	9	(52)
Purchases	26	42
Sales	(32)	(12)
Net exchange difference	21	11
Ending balance	457	433
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	59	(42)
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Investments where the policyholder bears the risk [member]
Changes in fair value measurement assets and liabilities [Line Items]
Beginning balance	342	402
Total gains /losses in income statement	3	(37)
Purchases	62	37
Sales	(112)	(59)
Net exchange difference	18	(1)
Ending balance	312	€ 342
Total unrealized gains and (losses) for the period recorded in the P&L for instruments held	€ 1